Intangible assets - Movements of Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	£ 13,214.3	£ 10,670.6
Impairment losses for the year	27.1	27.0	£ 15.1
Ending balance	12,952.9	13,214.3	10,670.6
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,939.4	11,294.2
Additions	301.0	796.6
Revision of earnout estimates	(60.7)	28.4
Exchange adjustments	(504.4)	1,820.2
Ending balance	13,675.3	13,939.4	11,294.2
Accumulated impairment losses and write-downs [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	725.1	623.6
Impairment losses for the year	27.1	20.0
Exchange adjustments	(29.8)	81.5
Ending balance	£ 722.4	£ 725.1	£ 623.6